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AVDR International Leading ETF
Summary Information AVDR International Leading ETF
Investment Objective

The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the performance of the New Age Alpha Developed World Ex-US Leading IndexSM (the “Developed World Index” or the “Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AVDR International Leading ETF AVDR International Leading ETF
Management Fee	0.55%
Distribution and/or Service (12b-1) Fee	none
Other Expenses	0.57%	[1]
Total Annual Operating Expenses	1.12%	[1]
Expense Reduction/Reimbursement	(0.37%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.75%
[1]	Other Expenses and Total Annual Operating Expenses are based on estimated amounts for the current fiscal year.
[2]	New Age Alpha Advisors, LLC, the Fund’s adviser (the “Advisor”), has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for the Fund (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expense on short sales; and (vi) indirect expenses such as acquired fund fees and expenses (if any)) do not exceed 0.75% of the average daily net assets of the Fund through March 31, 2024 (the “Expense Limitation”). The Expense Limitation is expected to continue from year to year thereafter. During any fiscal year that the Investment Advisory Agreement (the “Advisory Agreement”) between the Advisor and New Age Alpha Trust (the “Trust”) is in effect, the Advisor may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Advisor is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Advisor prior to its expiration date, but the Board of Trustees (the “Board”) may terminate such agreement at any time. The Expense Limitation Agreement terminates automatically upon the termination of the Advisory Agreement with the Advisor.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. This Example does not reflect the effect of brokerage commissions or other transaction costs you paid in connection with the purchase or sale of Fund Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
AVDR International Leading ETF | AVDR International Leading ETF | USD ($)	77	319

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Since the Fund has yet to commence operations, no portfolio turnover information is available for its most recently completed fiscal year.

Principal Investment Strategy

The Fund is a member of the AVDR (pronounced “avoider”) family of ETFs. The Fund uses a passive investment strategy designed to track the total return performance (before fees and expenses) of the Developed World Index. The Developed World Index is a proprietary index that was created by the Adviser to provide exposure to investments in the United Kingdom, Europe, and Japan. The index uses a rules-based, index of indexes methodology to allocate investments among three region-specific proprietary indexes created by the Adviser – the New Age Alpha Europe Ex-UK Leading 75 Index, the New Age Alpha UK Leading 50 Index, and the New Age Alpha Japan Leading 50 Index (each a “Component Index”).  The Index rebalances quarterly after the close of the last business day of February, May, August, and November.  At the time of rebalance, each of the Component Indexes is assigned an investment allocation weight equal to its region’s corresponding weight in the S&P Developed Ex-U.S. BMI.  The S&P Developed Ex-U.S. BMI is a comprehensive broad market index that includes stocks from developed markets (excluding the United States).

The Developed World Index is composed of the top 75 stocks from the New Age Alpha Europe Ex-UK Leading 75 Index, the top 50 stocks from the New Age Alpha UK Leading 50 Index, and the top 50 stocks from the New Age Alpha Japan Leading 50 Index.  The Developed World Index methodology seeks to provide long-term risk adjusted outperformance of the S&P Developed Ex-U.S. BMI by taking a region-specific focus and investing in companies that have better Human Factor Scores (a proprietary score created by the Adviser and discussed in greater detail below). The New Age Alpha Europe Ex-UK Leading 75 Index is composed of the top 75 securities with the lowest Human Factor scores in the S&P Europe Ex-UK BMI, with a minimum of $1 million 6-month average daily trading values and a minimum market-cap of $100 million.  The New Age Alpha UK Leading 50 Index is composed of the top 50 securities with the lowest Human Factor scores in the S&P United Kingdom BMI, with a minimum of $1 million 6-month average daily trading values and a minimum market-cap of $100 million.  The New Age Alpha Japan Leading 50 Index is composed of the top 50 securities with the lowest Human Factor scores in the S&P Japan BMI, with a minimum of $1 million 6-month average daily trading values and a minimum market-cap of $100 million.  Each Component Index is constructed through an automated, rules-based process and rebalanced semi-annually.  Stocks (and REITs) are automatically selected for inclusion in each Component Index by S&P Dow Jones Indices LLC (“S&PDJI”), the index calculation agent, by applying the Adviser’s proprietary Human Factor Score and the other appliable rules-based criteria.  For example, the New Age Alpha Japan Leading 50 Index methodology starts by assessing all of the securities in the S&P Japan BMI. It excludes those securities that do not have a minimum of $1 million 6-month average daily trading value and a minimum market-cap of $100 million.  The Human Factor score is then automatically calculated for the remaining securities and the top 50 remaining securities with the lowest Human Factor scores are selected for inclusion in this Index.

The Developed World Index is the property of the Advisor.  The Developed World Index is calculated by S&PDJI, which is not affiliated with the Fund, the Advisor, or the Sub-Advisor.  S&PDJI, using the Developed World Index methodology, determines the composition of the Developed World Index and the weightings of the securities in the Developed World Index and publishes information regarding the market value of the Developed World Index daily.

The Developed World Index focuses on investments in the United Kingdom, Europe and Japan and is constructed by attempting to avoid the “losers” from those regions.  The “avoid the losers” philosophy is not just part of the applicable methodology of the Index, but is fundamental to the underlying actuarial-like approach of the Advisor with respect to asset management. Specifically, a loser is a stock that, according to the Advisor’s proprietary Human Factor algorithm, has a higher probability of not delivering growth to support the stock price, causing a drag on performance and loss of investment. Stock prices are based on information that is both known and information that is vague or subject to interpretation. Market participants generally interpret known information, such as a company’s audited financials, in a consistent, and therefore, predictable manner. However, market participants also interpret how certain ambiguous information, such as, news stories, interest rate changes, pandemics, and natural disasters, will impact a company’s stock even though there is no clear correlation between the event and the price of a company’s stock. In these situations, investors buy or sell securities based on their opinion of how the ambiguous information will impact the price of the stock in the short-term. In a truly efficient market, a stock’s price will reflect all available information about that company. However, there are human biases, hunches, and opinions that get incorporated into stock prices that are based on investor assumptions and are unverifiable. Investors, analysts, and other market participants impound vague and ambiguous information into stock prices based on their opinion of how these vague and ambiguous pieces of information will impact the company’s stock (i.e., if they believe the stock will appreciate, they will buy the stock thereby increasing the demand for the stock and placing upward pressure on the price of the stock). These investor expectations, biases, and hunches, can increase a company’s stock price, placing a burden on a company to deliver unattainable earnings to support that stock price. A company’s failure to deliver earnings may result in price declines and a loss of investment. The Human Factor (the risk that stock prices are affected by human biases) is a risk that comes from investors interpreting vague or ambiguous information about a company’s stock in a systematically incorrect way. These human biases cause stocks to be mispriced and fail to deliver earnings. This creates a risk that investors are not compensated for taking, a risk the Advisor calls the Human Factor.

The Advisor has developed its proprietary Human Factor algorithm to seek to measure which stocks are more likely to have been impacted by human biases and to avoid investing in those stocks. Using a probability-based approach, the algorithm compares a stock’s implied revenue growth to a distribution of historical growth rates to determine the probability that growth implied by the current stock price will be delivered. Specifically, the algorithm compares a company’s implied revenue growth rate, which is calculated by using the company’s stock price, current and historical financial statements, market data, the company’s revenue, and other publicly available financial information, against the company’s historical revenue growth rates to determine how likely the company is to deliver the growth in revenue implied by its stock price. For example, a situation where many investors rapidly purchase large amounts of a stock because they have a “hunch” that the stock might appreciate or because they received a tip on a financial talk show, causing the stock price to rise even though a company’s financial situation may not support the higher stock price, is an example of human biases effecting the price of a stock. The Fund’s aim is to avoid investing in precisely those types of stocks where the Human Factor Algorithm indicates that human biases may have the greatest impact on a company’s stock price and instead invest in those stocks where human biases have the lowest impact on a company’s stock price.

The Human Factor algorithm utilizes the publicly available information about a company to generate a Human Factor Score for that company. Under the algorithm methodology, a high Human Factor Score means that a stock is relatively overpriced and has a higher probability of not delivering growth to support the stock price (i.e., according to the methodology, the stock has been impacted by human biases to a greater degree than other stocks and is, therefore, a “loser”). Conversely, a low Human Factor Score means that, according to the methodology, a stock is relatively underpriced and has a lower probability of not delivering growth to support the stock price (i.e., according to the methodology, the stock has been impacted by human biases to a lesser degree than other stocks). The Adviser does not utilize the Human Factor algorithm to engage in active stock selection for the Fund. The Human Factor algorithm is simply utilized as one rules-based factor in the Developed World Index methodology that is automatically applied to determine which stocks out of all the stocks in the selection universe will be included in the Index.

Additional Elements of the Principal Investment Strategy

Under normal market conditions, the Fund will generally invest substantially all, but at least 80%, of its net assets (plus the amount of any borrowings for investment purposes, but exclusive of collateral held from securities lending) in component securities of the Developed World Index (the “80% Policy”). The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy. In addition, the Fund may invest in cash and cash equivalents, including shares of money market mutual funds or ETFs, short-term funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. To the extent that the Fund invests in money market mutual funds or ETFs or short-term funds for cash positions, there will be some duplication of expenses because the Fund pays its pro-rata portion of such funds’ advisory fees and operational fees.

In seeking to track the Developed World Index, the Fund will generally invest in all of the securities comprising the Developed World Index in proportion to the weightings in the Developed World Index. If it is not possible or practicable (that is, for example in instances when a security in the Developed World Index becomes temporarily illiquid, unavailable or less liquid, or due to legal restrictions) to purchase all of the securities in the Developed World Index or amounts of such securities in proportion to their weighting in the Developed World Index, the Fund will generally invest the proceeds that would have been invested in the unavailable security in the next highest-rated security (according to the Human Factor score and other rules-based criteria) in the relevant Component Index that included the unavailable security.

For example, if one of the securities in the Component Indexes is no longer available for purchase, the Sub-Advisor will be required to invest the proceeds that would have been invested in the unavailable security in the next highest rated security in the relevant Component Index as ranked by using the Human Factor Score and the other rules-based criteria of the Component Index. In instances where it is not responsibly practicable to simply invest in the next highest rated security in the Component Index, the Advisor may utilize a sampling methodology. Sampling means that quantitative analysis is used to select securities that represent a sample of the securities in the Developed World Index with a similar investment profile as the Developed World Index in terms of key risk factors, performance attributes and other characteristics. In addition, the Developed World Index is reviewed on an ongoing basis to account for corporate actions such as mergers or de-listings. The Advisor or Sub-Advisor may sell securities that are represented in the Developed World Index, or purchase securities that are not yet represented in the Developed World Index, in anticipation of their removal from or addition to the Developed World Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to approximately the same extent that the Developed World Index is so concentrated.

Due to its investment strategies, the turnover rate of the Fund should generally be similar to the turnover rate of the Developed World Index.

Principal Investment Risks

The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no assurance that the Fund will achieve its investment objective.

Please see “Additional Information About Risks” in this Prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. The first five risks are presented in an order that reflects the Advisor’s current assessment of relative importance, but this assessment could change over time as the Fund’s portfolio changes or in light of changes in the market or the economic environment, among other things. The remaining risks are presented in alphabetical order. The Fund is not required to and will not update this Prospectus solely because its assessment of the relative importance of the principal risks of investing in the Fund changes.

Human Factor Methodology Risk — The Developed World Index methodology’s ability to provide long-term risk-adjusted outperformance of the S&P Developed Ex-U.S. BMI depends upon the Human Factor algorithm’s ability to correctly identify and avoid investing in those stocks within each Component Index whose prices have been impacted the most by human biases. The Human Factor algorithm may not accurately identity or measure how human biases impact a stock’s price. The failure of the Human Factor algorithm to accurately identify, calculate, interpret, and assign Human Factor Scores to investments will adversely affect the value of your investment in the Fund. Even if the application of the Human Factor algorithm within the Index Methodology correctly identifies which stocks have been the most impacted by human biases, there is no assurance that avoiding investing in those stocks will allow the Index to outperform the S&P Developed Ex-U.S. BMI in the short-run or the long-run.. Stocks not selected for inclusion in the Developed World Index as a result of the application of the Human Factor algorithm may, in fact, perform better than stock selected for inclusion in the Index. Utilizing the Human Factor algorithm as part of its methodology may cause the Developed World Index to perform worse than it would have performed by simply replicating the S&P Developed Ex-U.S. BMI in its entirety. The Human Factor algorithm utilizes publicly available sources of data, i.e., current and historical financial statements, market data, and company revenues. The cost of procuring this data is borne by the Adviser. If the cost of obtaining this data increases in the future, the Adviser will bear the risks of any increased costs for obtaining this data. Errors in the quality, accuracy and completeness of the data underlying the Human Factor scores may occur from time to time and may not be identified and corrected for a period of time. Gains, losses, or costs associated with data errors will generally be borne by the Fund and its shareholders.

Index Methodology Risk — There is no assurance that the index methodology will successfully identify companies with low Human Factor (underpriced) or high Human Factor (overpriced) Scores or the Developed World Index will outperform the performance of the S&P Developed Ex-U.S. BMI or other indices based on different methodologies. Errors in respect of the quality, accuracy and completeness of the data may occur from time to time and may not be identified and corrected for a period of time. Therefore, gains, losses or costs associated with Developed World Index errors will generally be borne by the Fund and its shareholders. For example, during a period where the Developed World Index contains incorrect constituents, the Fund would have market exposure to such constituents and would be underexposed to the Developed World Index’s other constituents. As such, errors may result in a negative or positive performance impact to the Fund and its shareholders. Shareholders should understand that any gains from Developed World Index errors will be kept by the Fund and its shareholders and any losses will be borne by the Fund and its shareholders. Where the Developed World Index is rebalanced and the Fund in turn rebalances its portfolio to bring it in line with Developed World Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Therefore, errors and additional rebalances carried out by the Advisor with respect to the Developed World Index may increase the costs and market exposure risk of the Fund. The same risks apply equally to the New Age Alpha Europe Ex-UK Leading 75 Index, New Age Alpha UK Leading 50 Index, and New Age Alpha Japan Leading 50 Index. These risks are magnified with an index of indexes methodology.

Passive Management Risk — Unlike many investment companies, the Fund is not “actively” managed. For example, it would not necessarily sell a security because the security’s issuer was in unforeseen financial trouble unless that security is removed from the Developed World Index. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

ETF Shares Trading Risk — Shares are listed for trading on the Exchange and are bought and sold in the secondary market at market prices. The market prices of Shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Advisor cannot predict whether Shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. During such periods, you may incur significant losses if you sell your Shares. The securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the corresponding premium or discount to the Shares’ NAV may widen.

Market Risk — Markets can decline in value sharply and unpredictably. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on both the U.S. and global financial markets. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Authorized Participant Concentration Risk — Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants, and none of these authorized participants are or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Cash and Cash Equivalents Risk — When the Fund’s assets are allocated to cash or cash equivalents, the Fund’s potential for gain during a market upswing may be limited and there is a possibility that the cash account will not be able to keep pace with inflation. Cash equivalents include shares in money market funds that invest in short-term, high-quality instruments, the value of which generally are tied to changes in interest rates. Cash equivalents are not guaranteed as to principal or interest, and the Fund could lose money through these investments.

Cash Transactions Risk — Unlike certain ETFs, the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Depositary Receipts Risk — Depositary receipts are subject to many of the risks of the underlying securities. For some depositary receipts, the custodian or similar financial institution that holds the issuer’s shares in a trust account is located in the issuer’s home country. In these cases, if the issuer’s home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder. There may be an increased possibility of untimely responses to certain corporate actions of the issuer in an unsponsored depositary receipt program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

Equity Securities Risk — Equity securities include common stocks and other equity and equity-related securities (and securities convertible into stocks). The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.

Foreign Investment Risk — Investing in the securities of foreign companies, including depositary receipts, involves a greater degree and variety of risk than investing in U.S. companies. A fund investing in the securities of foreign companies may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on securities prices and impair the Fund’s ability to bring its capital or income back to the U.S. Finally, the value of securities issued by foreign companies may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. Companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies.

Geographic Focus Risk — The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a more geographically-diversified fund.

Europe – Developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the Economic and Monetary Union of the European Union (“EU”). Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro and recessions among European countries may have a significant adverse effect on the economies of other European countries. In addition, one or more countries may abandon the euro and/or withdraw from the EU. For example, on January 31, 2020, the United Kingdom formally withdrew from the EU (commonly referred to as “Brexit”) and entered an 11-month transition period during which the United Kingdom remained part of the EU single market and customs union, the laws of which governed the economic, trade, and security relations between the United Kingdom and EU. The transition period concluded on December 31, 2020, and the United Kingdom left the EU single market and customs union under the terms of a new trade agreement. The agreement governs the new relationship between the United Kingdom and EU with respect to trading goods and services, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. The full scope and nature of the consequences of the exit are not at this time known and are unlikely to be known for a significant period of time. It is also unknown whether the United Kingdom's exit will increase the likelihood of other countries also departing the EU. Any exits from the EU, or the possibility of such exits, may have a significant impact on the United Kingdom, Europe, and global economies, which may result in increased volatility and illiquidity, new legal and regulatory uncertainties and potentially lower economic growth for such economies that could potentially have an adverse effect on the value of the Fund's investments. In addition, a number of countries in Europe have suffered terrorist attacks and additional attacks may occur in the future. Such attacks may cause uncertainty in financial markets and may adversely affect the performance of the issuers to which the Fund has exposure.

United Kingdom – The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other EU economies, experienced a significant economic slowdown during the recent financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.

On January 31, 2020, the United Kingdom formally withdrew from the EU (commonly referred to as “Brexit”) and entered an 11-month transition period during which the United Kingdom remained part of the EU single market and customs union, the laws of which governed the economic, trade, and security relations between the United Kingdom and EU. The transition period concluded on December 31, 2020, and the United Kingdom left the EU single market and customs union under the terms of a new trade agreement. The agreement governs the new relationship between the United Kingdom and EU with respect to trading goods and services, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. There is still considerable uncertainty relating to the potential consequences associated with the exit and whether the United Kingdom's exit will increase the likelihood of other countries also departing the EU. Any exits from the EU, or the possibility of such exits, may have a significant impact on the United Kingdom, Europe, and global economies, which may result in increased volatility and illiquidity, new legal and regulatory uncertainties and potentially lower economic growth for these economies that could potentially have an adverse effect on the value of the Fund's investments.  In addition, the United Kingdom has been a target of terrorism in the past. Acts of terrorism in the United Kingdom or against British interests abroad may cause uncertainty in the British financial markets and adversely affect the performance of the issuers to which the Fund has exposure.

Japan – The growth of Japan's economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. China has become an important trading partner with Japan, yet the countries' political relationship has become strained. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the Japanese economy. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japanese intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors. Japan has an aging workforce and has experienced a significant population decline in recent years. Japan's labor market appears to be undergoing fundamental structural changes, as a labor market traditionally accustomed to lifetime employment adjusts to meet the need for increased labor mobility, which may adversely affect Japan's economic competitiveness. Natural disasters, such as earthquakes, volcanoes, typhoons or tsunamis, could occur in Japan or surrounding areas and could negatively affect the Japanese economy and, in turn, the Fund.

Industry Concentration Risk — In following its methodology, the Developed World Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that the Developed World Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Interest Rate Risk — Investments in fixed-income instruments are subject to the possibility that interest rates could rise sharply, causing the value of the Fund’s holdings and share price to decline. The risks associated with rising interest rates are heightened given the near historically low interest rate environment as of the date of this Prospectus. Interest rates may continue to rise in the future, possibly suddenly and significantly, with unpredictable effects on the financial markets and the Fund’s investments. Fixed-income instruments with longer durations are subject to more volatility than those with shorter durations.

Large-Capitalization Securities Risk — The Fund is subject to the risk that large-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Mid-Capitalization Securities Risk — The securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of mid-sized companies may trade less frequently and in smaller volumes than more widely held securities. Some securities of mid-sized issuers may be illiquid or may be restricted as to resale, and their values may be volatile.

New Fund Risk — The Fund is newly formed, which may result in additional risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

Non-Correlation Risk — The Fund’s return may not match the return of the Developed World Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Developed World Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Developed World Index. Since the Developed World Index constituents may vary on a quarterly basis, the Fund’s costs associated with rebalancing may be greater than those incurred by other funds that track indices whose composition changes less frequently. In addition, the performance of the Fund and the Developed World Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Developed World Index resulting from legal restrictions, cash flows or operational inefficiencies. Due to legal and regulatory rules and limitations, the Fund may not be able to invest in all securities included in the Developed World Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Developed World Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. If the Fund utilizes a sampling approach, or otherwise holds investments other than those which comprise the Developed World Index, its return may not correlate as well with the return of the Developed World Index, as would be the case if it purchased all of the securities in the Developed World Index with the same weightings as the Developed World Index.

Quantitative Investment Strategy Risk — The Fund seeks to track a quantitative strategy index, meaning that the Fund invests in securities comprising an index created by a proprietary model. The success of the Fund’s principal investment strategies depends on the effectiveness of the model in screening securities for inclusion in the Developed World Index. The factors used in the quantitative analysis, such as the Human Factor, and the weight placed on these factors may not be predictive of a security’s value. As a result, the Fund may have a lower return than if the Fund were managed using a fundamental investment strategy or an index-based strategy that did not incorporate quantitative analysis.

REIT Risk — The value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. REITs are also subject to certain provisions under federal tax law. In addition, REITs may have expenses, including advisory and administration expenses, and the Fund and its shareholders will incur its pro rata share of the underlying expenses.

Repurchase Agreement Risk — A repurchase agreement is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed-upon price, typically representing the purchase price plus interest. Repurchase agreements may be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Fund’s investment return on such transactions will depend on the counterparty’s willingness and ability to perform its obligations under a repurchase agreement. If the Fund’s counterparty should default on its obligations and the Fund is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Fund may realize a loss.

Small-Capitalization Securities Risk — The securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of smaller companies may trade less frequently and in smaller volumes than more widely held securities. Some securities of smaller issuers may be illiquid or may be restricted as to resale, and their values may have significant volatility. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund’s obligations. Returns on investments in securities of small-capitalization companies could trail the returns on investments in securities of larger companies.

Trading Issues Risk — Although the Shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Further, secondary markets may be subject to irregular trading activity and wide bid-ask spreads (which may be especially pronounced for smaller funds). Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund’s Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund’s Shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund Shares may trade at a larger premium or discount to their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.

U.S. Government Securities Risk — U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate risk and credit risk.

Performance

The Fund has yet to commence operations as of the date of this Prospectus. Annual return information will be incorporated once the Fund has operated for a full calendar year and will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund. Visit http://www.newagealphaetfs.com for current performance information.